Summary of significant accounting policies - Business combinations and goodwill - Goodwill (Details) - Lightmap Ltd - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill recognised at the acquisition date	$ 47,408	$ 47,408
Goodwill expected to be deductible for tax purpose	0
Acquisition related costs	$ 51
Period of purchase of office equipment (in years)	3 years
Revenue of acquire	$ 2,524
Net loss before tax of acquiree	2,561
Consolidated revenue if the acquisition had taken place at the beginning of the year	252,395
Profit before tax from continuing operations if the acquisition had taken place at the beginning of the year	$ 74,593